Quarterly Holdings Report
for
Fidelity® SAI Sustainable Core Plus Bond Fund
November 30, 2024

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
SSU-NPRT1-0125
1.9904896.102
Asset-Backed Securities - 5.7%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 1.0%
Blueberry Park Clo Ltd Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.35%, 6.4761% 10/20/2037 (b)(c)(d)	250,000	251,084
Cedar Funding Series 2024-18A Class A, CME Term SOFR 3 month Index + 1.55%, 6.1763% 4/23/2037 (b)(c)(d)	550,000	553,989
Dryden 108 Clo Ltd / Dryden 108 Clo LLC Series 2024-108A Class A1R, CME Term SOFR 3 month Index + 1.36%, 5.9924% 7/18/2037 (b)(c)(d)	250,000	251,112
TOTAL BAILIWICK OF JERSEY		1,056,185
GRAND CAYMAN (UK OVERSEAS TER) - 3.7%
Aimco CLO 11 Ltd Series 2024-11A Class A1R2, CME Term SOFR 3 month Index + 1.34%, 5.9875% 7/17/2037 (b)(c)(d)	250,000	250,600
AIMCO CLO Series 2024-BA Class ARR, CME Term SOFR 3 month Index + 1.5%, 6.1473% 4/16/2037 (b)(c)(d)	250,000	251,556
Allegro Clo Xii Ltd Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.44%, 6.7236% 7/21/2037 (b)(c)(d)	250,000	250,925
Ares Lix Clo Ltd Series 2021-59A Class A, CME Term SOFR 3 month Index + 1.2916%, 5.9175% 4/25/2034 (b)(c)(d)	250,000	250,363
Cedar Funding Ltd Series 2024-10A Class AR2, CME Term SOFR 3 month Index + 1.36%, 5.9069% 10/20/2037 (b)(c)(d)	250,000	249,999
CEDF Series 2021-6A Class ARR, CME Term SOFR 3 month Index + 1.3116%, 5.929% 4/20/2034 (b)(c)(d)	200,000	200,207
Magnetite Xli Ltd Series 2024-41A Class A, CME Term SOFR 3 month Index + 1.29%, 0% 1/25/2038 (b)(c)(d)(e)	250,000	250,000
Oak Hill Credit Partners Series 2024-13A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.9674% 7/20/2037 (b)(c)(d)	250,000	250,710
Oha Cr Fdg 4 Ltd / Oha Cr Fdg 4 LLC Series 2024-4A Class AR2, CME Term SOFR 3 month Index + 1.29%, 1.29% 1/22/2038 (b)(c)(d)	250,000	250,000
OHA Credit Funding 6 Ltd Series 2024-6A Class AR2, CME Term SOFR 3 month Index + 1.33%, 5.9218% 10/20/2037 (b)(c)(d)	250,000	250,041
RR 28 LTD / RR 28 LLC Series 2024-28RA Class A1R, CME Term SOFR 3 month Index + 1.55%, 6.2059% 4/15/2037 (b)(c)(d)	300,000	301,928
Rr 34 Ltd Series 2024-34RA Class A1R, CME Term SOFR 3 month Index + 1.35%, 5.9123% 10/15/2039 (b)(c)(d)	250,000	250,000
Symphony Clo Xxvi Ltd / Symphony Clo Xxvi LLC Series 2021-26A Class AR, CME Term SOFR 3 month Index + 1.3416%, 5.959% 4/20/2033 (b)(c)(d)	277,744	278,136
Voya CLO Ltd Series 2023-1A Class A1, CME Term SOFR 3 month Index + 1.8%, 6.4174% 1/20/2037 (b)(c)(d)	250,000	252,216
Voya Clo Ltd Series 2024-1A Class A1, CME Term SOFR 3 month Index + 1.52%, 6.1759% 4/15/2037 (b)(c)(d)	250,000	251,310
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		3,787,991
MULTI-NATIONAL - 0.4%
Aimco Clo 21 Ltd / Aimco Clo 21 LLC Series 2024-21A Class A1, CME Term SOFR 3 month Index + 1.5%, 6.1324% 4/18/2037 (b)(c)(d)	250,000	251,637
Allegro Clo Xv Ltd / Allegro Clo Vx LLC Series 2022-1A Class A, CME Term SOFR 3 month Index + 1.5%, 6.1174% 7/20/2035 (b)(c)(d)	250,000	250,277
TOTAL MULTI-NATIONAL		501,914
UNITED STATES - 0.6%
Aimco Clo 19 Ltd Series 2024-19A Class A, CME Term SOFR 3 month Index + 1.35%, 5.9123% 10/20/2037 (b)(c)(d)	250,000	250,020
Hamlin Pk Clo Ltd / Hamlin Pk Clo LLC Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.34%, 5.9013% 10/20/2037 (b)(c)(d)	250,000	250,042
Planet Fitness Master Issuer LLC Series 2022-1A Class A2I, 3.251% 12/5/2051 (b)	97,500	93,611
TOTAL UNITED STATES		593,673
TOTAL ASSET-BACKED SECURITIES (Cost $5,911,648)		5,939,763

Bank Loan Obligations - 0.3%
	Principal Amount (a)	Value ($)
NETHERLANDS - 0.0%
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Flora Food Management US Corp Tranche B10 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 9.0051% 1/3/2028 (c)(d)(f)	5,000	5,013
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Enstall Group BV Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.8653% 8/27/2028 (c)(d)(f)	9,474	8,574
TOTAL NETHERLANDS		13,587
UNITED STATES - 0.3%
Communication Services - 0.0%
Media - 0.0%
Diamond Sports Group LLC 1LN, term loan CME Term SOFR 1 month Index + 8%, 14.7717% 5/25/2026 (c)(d)(f)	3,696	3,157
Sinclair Television Group Inc Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 7.1871% 9/30/2026 (c)(d)(f)	14,000	13,572
		16,729
Consumer Discretionary - 0.2%
Diversified Consumer Services - 0.0%
Spin Holdco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 9.256% 3/4/2028 (c)(d)(f)	24,833	20,944
Hotels, Restaurants & Leisure - 0.1%
Bulldog Purchaser Inc Tranche B 2LN, term loan CME Term SOFR 3 month Index + 6.75%, 11.3537% 6/14/2032 (c)(d)(f)	5,000	4,981
MajorDrive Holdings IV LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.8653% 6/1/2028 (c)(d)(f)	5,000	4,848
Restaurant Technologies Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.8537% 4/1/2029 (c)(d)(f)	5,000	4,910
United PF Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.847% 12/30/2026 (c)(d)(f)	28,870	27,701
United PF Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 8.5%, 13.347% 12/30/2026 (c)(d)(f)	5,000	4,838
		47,278
Household Durables - 0.1%
Mattress Firm Inc Tranche B 1LN, term loan CME Term SOFR 6 month Index + 4.25%, 8.9235% 9/24/2028 (c)(d)(f)	9,973	9,968
TGP Holdings III LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.9226% 6/29/2028 (c)(d)(f)	12,000	11,316
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.9371% 10/30/2027 (c)(d)(f)	13,000	12,324
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.9226% 10/30/2027 (c)(d)(f)	11,000	10,445
		44,053
Specialty Retail - 0.0%
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.4721% 6/6/2031 (c)(d)(f)	9,963	9,821
Staples Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.75%, 10.6886% 9/10/2029 (c)(d)(f)	5,985	5,690
		15,511
Consumer Staples - 0.0%
Food Products - 0.0%
Del Monte Foods Corp II Inc 1LN, term loan CME Term SOFR 3 month Index + 8%, 13.1657% 8/2/2028 (c)(d)(f)	5,000	4,903
Financials - 0.0%
Capital Markets - 0.0%
PEX Holdings LLC 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 0% 11/19/2031 (c)(d)(f)(g)	5,000	5,019
Insurance - 0.0%
Asurion LLC Tranche B3 2LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.9371% 1/31/2028 (c)(d)(f)	4,000	3,921
TOTAL FINANCIALS		8,940

Health Care - 0.0%
Health Care Providers & Services - 0.0%
Cano Health LLC 1LN, term loan CME Term SOFR 3 month Index + 8%, 12.6037% 6/28/2029 (c)(d)(f)	1,604	1,587
HAH Group Holding Co LLC 1LN, term loan CME Term SOFR 1 month Index + 5%, 9.5726% 9/24/2031 (c)(d)(f)	11,000	10,883
Modivcare Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.3434% 7/1/2031 (c)(d)(f)	4,988	4,798
		17,268
Health Care Technology - 0.0%
Zelis Payments Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 10/27/2031 (c)(d)(f)(g)	10,000	10,010
TOTAL HEALTH CARE		27,278

Industrials - 0.0%
Aerospace & Defense - 0.0%
Signia Aerospace LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 0% 11/24/2031 (c)(d)(f)(g)	13,846	13,846
Signia Aerospace LLC Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 3%, 0% 11/24/2031 (c)(d)(f)(g)	1,154	1,154
		15,000
Commercial Services & Supplies - 0.0%
Artera Services LLC 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 9.1037% 2/10/2031 (c)(d)(f)	5,000	4,927
Brand Industrial Services Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 9.0711% 8/1/2030 (c)(d)(f)	15,987	15,893
		20,820
TOTAL INDUSTRIALS		35,820

Information Technology - 0.1%
IT Services - 0.0%
Constant Contact Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.9175% 2/10/2028 (c)(d)(f)	11,000	10,560
Software - 0.1%
Ascend Learning LLC 2LN, term loan CME Term SOFR 1 month Index + 5.75%, 10.4226% 12/10/2029 (c)(d)(f)	3,000	2,993
Leia Finco US LLC 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.8867% 10/9/2031 (c)(d)(f)	10,000	10,001
Leia Finco US LLC 2LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.8867% 10/12/2032 (c)(d)(f)	5,000	4,935
Polaris Newco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.847% 6/2/2028 (c)(d)(f)	1,995	2,002
Polaris Newco LLC Tranche PIK TERM 2LN, term loan CME Term SOFR 1 month Index + 2%, 13.6139% 6/4/2029 (c)(d)(f)	11,000	10,814
Project Alpha Intermediate Holding Inc 2LN, term loan CME Term SOFR 1 month Index + 5.5%, 0% 11/21/2032 (c)(d)(f)(g)	5,000	5,019
Project Alpha Intermediate Holding Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 10/28/2030 (c)(d)(f)(g)	5,000	5,027
		40,791
TOTAL INFORMATION TECHNOLOGY		51,351

Materials - 0.0%
Chemicals - 0.0%
American Rock Salt Co LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.7755% 6/4/2028 (c)(d)(f)	1,985	1,679
American Rock Salt Co LLC Tranche 1ST OUT DD TL 1LN, term loan CME Term SOFR 3 month Index + 6.5%, 4.4374% 6/12/2028 (c)(d)(f)(h)	623	628
American Rock Salt Co LLC Tranche 1ST OUT TL B 1LN, term loan CME Term SOFR 3 month Index + 6.5%, 11.7755% 6/12/2028 (c)(d)(f)	582	586
Herens US Holdco Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.925%, 8.6287% 7/3/2028 (c)(d)(f)	5,000	4,919
Hexion Inc 2LN, term loan CME Term SOFR 1 month Index + 7.4375%, 12.1101% 3/15/2030 (c)(d)(f)	2,000	1,857
M2S Group Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.3377% 8/22/2031 (c)(d)(f)	11,000	10,678
Minerals Technologies Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 0% 11/21/2031 (c)(d)(f)	5,000	5,006
		25,353
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Natgasoline LLC Tranche B 1LN, term loan CME Term SOFR 6 month Index + 3.5%, 9.016% 11/14/2025 (c)(d)(f)	4,000	3,950
Win Waste Innovations Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.4371% 3/25/2028 (c)(d)(f)	10,987	10,624
		14,574
TOTAL UNITED STATES		312,734
TOTAL BANK LOAN OBLIGATIONS (Cost $325,325)		326,321

Commercial Mortgage Securities - 0.3%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.3%
BXHPP Trust Series 2021-FILM Class A, CME Term SOFR 1 month Index + 0.7645%, 5.3735% 8/15/2036 (b)(c)(d)	250,000	241,140
DC Commercial Mortgage Trust Series 2023-DC Class A, 6.3143% 9/12/2040 (b)	100,000	103,174
TOTAL UNITED STATES		344,314
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $345,182)		344,314

Common Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
New Fortress Energy Inc (i)	697	7,437
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Cano Health LLC (j)	268	3,275
Cano Health LLC warrants (j)(k)	29	113
		3,388
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Coherent Corp (k)	43	4,307
TOTAL UNITED STATES		15,132
TOTAL COMMON STOCKS (Cost $20,088)		15,132

Convertible Corporate Bonds - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
Communication Services - 0.0%
Media - 0.0%
EchoStar Corp 3.875% 11/30/2030 pay-in-kind	11,219	12,467
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Rivian Automotive Inc 3.625% 10/15/2030	45,000	39,181
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
MKS Instruments Inc 1.25% 6/1/2030 (b)	6,000	6,113
Wolfspeed Inc 1.875% 12/1/2029	17,000	7,344
		13,457
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 0.25% 6/15/2026	4,000	3,474
Redfin Corp 0.5% 4/1/2027	17,000	12,679
		16,153
Utilities - 0.0%
Electric Utilities - 0.0%
PG&E Corp 4.25% 12/1/2027 (b)	3,000	3,373
Independent Power and Renewable Electricity Producers - 0.0%
NextEra Energy Partners LP 0% 11/15/2025 (b)(l)(m)	2,000	1,872
NextEra Energy Partners LP 2.5% 6/15/2026 (b)	8,000	7,471
		9,343
TOTAL UTILITIES		12,716

TOTAL UNITED STATES		93,974
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $89,307)		93,974

Foreign Government and Government Agency Obligations - 0.4%
	Principal Amount (a)	Value ($)
COLOMBIA - 0.4%
Colombian Republic 7.75% 11/7/2036	200,000	200,700
Colombian Republic 8% 11/14/2035	200,000	206,400
TOTAL COLOMBIA		407,100
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $401,553)		407,100

Non-Convertible Corporate Bonds - 23.3%
		Principal Amount (a)	Value ($)
AUSTRALIA - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
FMG Resources August 2006 Pty Ltd 6.125% 4/15/2032 (b)		66,000	66,479
Mineral Resources Ltd 8.5% 5/1/2030 (b)		76,000	77,664

TOTAL AUSTRALIA			144,143
BAILIWICK OF JERSEY - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Aston Martin Capital Holdings Ltd 10% 3/31/2029 (b)		10,000	9,825
BELGIUM - 0.1%
Financials - 0.1%
Banks - 0.1%
KBC Group NV 4.375% 4/19/2030 (d)(n)	EUR	100,000	111,631
CAMEROON - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Golar LNG Ltd 7% 10/20/2025 (b)		7,000	7,054
CANADA - 0.6%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.3%
TELUS Corp 3.4% 5/13/2032		200,000	180,115
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
1011778 BC ULC / New Red Finance Inc 5.625% 9/15/2029 (b)		20,000	20,012
1011778 BC ULC / New Red Finance Inc 6.125% 6/15/2029 (b)		5,000	5,083
			25,095
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Alimentation Couche-Tard Inc 3.625% 5/13/2051 (b)		150,000	109,166
Household Products - 0.0%
Kronos Acquisition Holdings Inc 8.25% 6/30/2031 (b)		5,000	4,843
Industrials - 0.1%
Aerospace & Defense - 0.1%
Bombardier Inc 6% 2/15/2028 (b)		87,000	86,896
Bombardier Inc 7% 6/1/2032 (b)		5,000	5,101
Bombardier Inc 7.25% 7/1/2031 (b)		5,000	5,165
			97,162
Information Technology - 0.0%
Software - 0.0%
Open Text Corp 3.875% 12/1/2029 (b)		36,000	32,839
Open Text Corp 3.875% 2/15/2028 (b)		7,000	6,607
Open Text Holdings Inc 4.125% 12/1/2031 (b)		6,000	5,373
Open Text Holdings Inc 4.125% 2/15/2030 (b)		5,000	4,607
			49,426
Materials - 0.1%
Chemicals - 0.1%
Methanex Corp 5.125% 10/15/2027		27,000	26,520
Methanex Corp 5.65% 12/1/2044		54,000	48,198
NOVA Chemicals Corp 4.25% 5/15/2029 (b)		4,000	3,706
NOVA Chemicals Corp 5.25% 6/1/2027 (b)		10,000	9,825
NOVA Chemicals Corp 7% 12/1/2031 (b)		5,000	5,110
NOVA Chemicals Corp 8.5% 11/15/2028 (b)		4,000	4,263
NOVA Chemicals Corp 9% 2/15/2030 (b)		5,000	5,410
			103,032
Metals & Mining - 0.0%
Hudbay Minerals Inc 4.5% 4/1/2026 (b)		5,000	4,928
Hudbay Minerals Inc 6.125% 4/1/2029 (b)		5,000	5,044
			9,972
TOTAL MATERIALS			113,004

Utilities - 0.0%
Multi-Utilities - 0.0%
Algonquin Power & Utilities Corp 4.75% 1/18/2082 (d)		25,000	23,545
TOTAL CANADA			602,356
CHILE - 0.0%
Communication Services - 0.0%
Media - 0.0%
VTR Finance NV 6.375% 7/15/2028 (b)		7,000	6,685
Industrials - 0.0%
Construction & Engineering - 0.0%
ATP Tower Holdings LLC / Andean Tower Partners Colombia SAS / Andean Telecom Par 4.05% 4/27/2026 (b)		12,000	11,572
TOTAL CHILE			18,257
CHINA - 0.1%
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
NXP BV / NXP Funding LLC / NXP USA Inc 2.5% 5/11/2031		140,000	120,777
COLOMBIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Canacol Energy Ltd 5.75% 11/24/2028 (b)		21,000	10,666
Gran Tierra Energy Inc 9.5% 10/15/2029 (b)		10,000	9,465
			20,131
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Enfragen Energia Sur SA 5.375% 12/30/2030 (b)		12,000	10,376
TOTAL COLOMBIA			30,507
FINLAND - 0.2%
Consumer Discretionary - 0.0%
Leisure Products - 0.0%
Amer Sports Co 6.75% 2/16/2031 (b)		17,000	17,371
Financials - 0.1%
Banks - 0.1%
Nordea Bank Abp 2.5% 5/23/2029 (n)	EUR	100,000	104,160
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Citycon Treasury BV 6.5% 3/8/2029 (n)	EUR	100,000	111,244
TOTAL FINLAND			232,775
FRANCE - 0.5%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Altice France SA 5.125% 7/15/2029 (b)		59,000	44,962
Iliad Holding SASU 7% 10/15/2028 (b)		1,000	1,016
Iliad Holding SASU 7% 4/15/2032 (b)(e)(o)		40,000	40,431
Iliad Holding SASU 8.5% 4/15/2031 (b)		38,000	40,459
			126,868
Energy - 0.1%
Energy Equipment & Services - 0.1%
Vallourec SACA 7.5% 4/15/2032 (b)		39,000	40,759
Viridien 8.75% 4/1/2027 (b)		42,000	41,013
			81,772
Financials - 0.3%
Banks - 0.3%
BNP Paribas SA 4.042% 1/10/2032 (d)(n)	EUR	100,000	109,891
BPCE SA 3.875% 1/11/2029 (n)	EUR	100,000	108,671
Societe Generale SA 0.625% 12/2/2027 (d)(n)	EUR	100,000	100,613
			319,175
TOTAL FRANCE			527,815
GERMANY - 0.8%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
ZF North America Capital Inc 4.75% 4/29/2025 (b)		10,000	9,928
ZF North America Capital Inc 6.75% 4/23/2030 (b)		5,000	4,880
			14,808
Health Care - 0.2%
Pharmaceuticals - 0.2%
Bayer US Finance LLC 6.5% 11/21/2033 (b)		200,000	208,465
Materials - 0.0%
Paper & Forest Products - 0.0%
Mercer International Inc 5.125% 2/1/2029		11,000	9,622
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Vonovia SE 0.625% 3/24/2031 (n)	EUR	100,000	89,389
Utilities - 0.5%
Electric Utilities - 0.3%
EnBW Energie Baden-Wuerttemberg AG 1.875% 6/29/2080 (d)(n)	EUR	100,000	103,044
EnBW International Finance BV 3.85% 5/23/2030 (n)	EUR	100,000	110,524
			213,568
Independent Power and Renewable Electricity Producers - 0.1%
RWE AG 3.625% 1/10/2032 (n)	EUR	100,000	108,817
Multi-Utilities - 0.1%
E.ON SE 0.625% 11/7/2031 (n)	EUR	100,000	90,711
TOTAL UTILITIES			413,096

TOTAL GERMANY			735,380
GHANA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Kosmos Energy Ltd 7.5% 3/1/2028 (b)		3,000	2,849
Kosmos Energy Ltd 7.75% 5/1/2027 (b)		2,000	1,937
Tullow Oil PLC 10.25% 5/15/2026 (b)		9,000	8,078
Tullow Oil PLC 7% 3/1/2025 (b)		9,000	8,579

TOTAL GHANA			21,443
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Azorra Finance Ltd 7.75% 4/15/2030 (b)		5,000	5,023
Global Aircraft Leasing Co Ltd 8.75% 9/1/2027 (b)		8,000	8,212

TOTAL GRAND CAYMAN (UK OVERSEAS TER)			13,235
HONG KONG - 0.2%
Financials - 0.2%
Insurance - 0.2%
AIA Group Ltd 3.375% 4/7/2030 (b)		200,000	187,809
Industrials - 0.0%
Marine Transportation - 0.0%
Seaspan Corp 5.5% 8/1/2029 (b)		7,000	6,610
TOTAL HONG KONG			194,419
IRELAND - 0.2%
Financials - 0.2%
Banks - 0.1%
AIB Group PLC 2.875% 5/30/2031 (d)(n)	EUR	100,000	104,715
Financial Services - 0.1%
GGAM Finance Ltd 5.875% 3/15/2030 (b)		5,000	4,948
GGAM Finance Ltd 6.875% 4/15/2029 (b)		5,000	5,103
GGAM Finance Ltd 7.75% 5/15/2026 (b)		5,000	5,096
GGAM Finance Ltd 8% 2/15/2027 (b)		20,000	20,718
GGAM Finance Ltd 8% 6/15/2028 (b)		20,000	21,132
			56,997
TOTAL IRELAND			161,712
ISRAEL - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Energean Israel Finance Ltd 5.375% 3/30/2028 (b)(n)		8,000	7,432
Energean Israel Finance Ltd 5.875% 3/30/2031 (b)(n)		2,000	1,781
Energean PLC 6.5% 4/30/2027 (b)		15,000	14,967

TOTAL ISRAEL			24,180
ITALY - 0.4%
Financials - 0.1%
Banks - 0.1%
Intesa Sanpaolo SpA 3.625% 10/16/2030 (n)	EUR	100,000	109,049
UniCredit SpA 5.459% 6/30/2035 (b)(d)		1,000	981
UniCredit SpA 5.861% 6/19/2032 (b)(d)		4,000	4,010
			114,040
Utilities - 0.3%
Electric Utilities - 0.3%
Enel Finance International NV 0.875% 1/17/2031 (n)	EUR	100,000	93,227
Enel Finance International NV 5.125% 6/26/2029 (b)		200,000	201,818
			295,045
TOTAL ITALY			409,085
LUXEMBOURG - 0.1%
Communication Services - 0.0%
Media - 0.0%
Altice Financing SA 5.75% 8/15/2029 (b)		27,000	20,453
Altice France Holding SA 6% 2/15/2028 (b)		8,000	2,122
			22,575
Materials - 0.0%
Chemicals - 0.0%
Herens Holdco Sarl 4.75% 5/15/2028 (b)		3,000	2,639
Real Estate - 0.1%
Industrial REITs - 0.1%
Prologis International Funding II SA 4.375% 7/1/2036 (n)	EUR	100,000	112,472
TOTAL LUXEMBOURG			137,686
MAURITIUS - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Axian Telecom 7.375% 2/16/2027 (b)		8,000	7,996
NETHERLANDS - 1.0%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.1%
Koninklijke KPN NV 3.875% 2/16/2036 (n)	EUR	100,000	110,597
Entertainment - 0.2%
Universal Music Group NV 4% 6/13/2031 (n)	EUR	200,000	222,864
Media - 0.0%
Ziggo Bond Co BV 6% 1/15/2027 (b)		5,000	5,001
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.0%
Sigma Holdco BV 7.875% 5/15/2026 (b)		15,000	14,907
Food Products - 0.1%
JDE Peet's NV 2.25% 9/24/2031 (b)		150,000	123,935
TOTAL CONSUMER STAPLES			138,842

Financials - 0.6%
Banks - 0.6%
Cooperatieve Rabobank UA 1% 1/19/2034 (n)	EUR	100,000	87,897
Cooperatieve Rabobank UA 4% 1/10/2030 (n)	EUR	100,000	111,126
ING Groep NV 1.4% 7/1/2026 (b)(d)		200,000	195,860
ING Groep NV 4.5% 5/23/2029 (d)(n)	EUR	100,000	110,846
			505,729
TOTAL NETHERLANDS			983,033
NIGERIA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
IHS Holding Ltd 5.625% 11/29/2026 (b)		13,000	12,854
IHS Holding Ltd 6.25% 11/29/2028 (b)		4,000	3,775
IHS Holding Ltd 7.875% 5/29/2030 (b)		25,000	24,563

TOTAL NIGERIA			41,192
NORWAY - 0.1%
Financials - 0.1%
Banks - 0.1%
DNB Bank ASA 4% 3/14/2029 (d)(n)	EUR	100,000	109,984
PERU - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Volcan Cia Minera SAA 8.75% 1/24/2030 (b)		10,000	9,549
PUERTO RICO - 0.0%
Communication Services - 0.0%
Media - 0.0%
Lcpr Senior Secured Financing Dac 5.125% 7/15/2029 (b)		4,000	3,283
Lcpr Senior Secured Financing Dac 6.75% 10/15/2027 (b)		15,000	13,651

TOTAL PUERTO RICO			16,934
SOUTH AFRICA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liquid Telecommunications Financing Plc 5.5% 9/4/2026 (b)		19,000	13,823
SPAIN - 0.2%
Financials - 0.1%
Banks - 0.1%
Banco Bilbao Vizcaya Argentaria SA 1% 1/16/2030 (d)(n)	EUR	100,000	105,312
Health Care - 0.0%
Biotechnology - 0.0%
Grifols SA 4.75% 10/15/2028 (b)		14,000	12,773
Utilities - 0.1%
Electric Utilities - 0.1%
Iberdrola Finanzas SA 3.375% 11/22/2032 (n)	EUR	100,000	108,478
Independent Power and Renewable Electricity Producers - 0.0%
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/2028 (b)		5,000	4,728
TOTAL SPAIN			231,291
SWEDEN - 0.1%
Financials - 0.1%
Banks - 0.1%
Swedbank AB 3.375% 5/29/2030 (n)	EUR	100,000	108,932
SWITZERLAND - 0.1%
Financials - 0.1%
Insurance - 0.1%
Swiss Re Finance Luxembourg SA 2.534% 4/30/2050 (d)(n)	EUR	100,000	101,405
Materials - 0.0%
Chemicals - 0.0%
Consolidated Energy Finance SA 12% 2/15/2031 (b)		17,000	17,060
Consolidated Energy Finance SA 5.625% 10/15/2028 (b)		1,000	860
			17,920
TOTAL SWITZERLAND			119,325
TANZANIA - 0.1%
Information Technology - 0.1%
Communications Equipment - 0.1%
HTA Group Ltd/Mauritius 7.5% 6/4/2029 (b)		51,000	51,847
TURKEY - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Eldorado Gold Corp 6.25% 9/1/2029 (b)		35,000	34,489
UNITED KINGDOM - 2.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Connect Finco Sarl / Connect Us Finco LLC 9% 9/15/2029 (b)		5,000	4,614
Consumer Discretionary - 0.4%
Automobiles - 0.0%
Mclaren Finance PLC 7.5% 8/1/2026 (b)		14,000	13,546
Hotels, Restaurants & Leisure - 0.3%
Compass Group PLC 3.25% 9/16/2033 (n)	EUR	100,000	107,376
InterContinental Hotels Group PLC 3.375% 10/8/2028 (n)	GBP	100,000	119,651
			227,027
Household Durables - 0.1%
Berkeley Group PLC/The 2.5% 8/11/2031 (n)	GBP	100,000	102,403
TOTAL CONSUMER DISCRETIONARY			342,976

Consumer Staples - 0.1%
Household Products - 0.1%
Reckitt Benckiser Treasury Services PLC 3.875% 9/14/2033 (n)	EUR	100,000	110,939
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
eG Global Finance PLC 12% 11/30/2028 (b)		37,000	41,477
Financials - 0.8%
Banks - 0.5%
Barclays PLC 0.577% 8/9/2029 (d)(n)	EUR	100,000	96,696
HSBC Holdings PLC 3% 5/29/2030 (d)	GBP	100,000	116,326
Lloyds Banking Group PLC 4.75% 9/21/2031 (d)(n)	EUR	100,000	114,323
NatWest Group PLC 4.771% 2/16/2029 (d)(n)	EUR	100,000	111,457
			438,802
Financial Services - 0.1%
Nationwide Building Society 3.828% 7/24/2032 (d)(n)	EUR	100,000	109,181
Insurance - 0.2%
Admiral Group PLC 8.5% 1/6/2034 (n)	GBP	100,000	143,422
TOTAL FINANCIALS			691,405

Health Care - 0.1%
Pharmaceuticals - 0.1%
Astrazeneca Finance LLC 1.75% 5/28/2028		140,000	127,683
Industrials - 0.2%
Ground Transportation - 0.1%
Mobico Group PLC 4.875% 9/26/2031 (n)	EUR	100,000	106,080
Transportation Infrastructure - 0.1%
Heathrow Funding Ltd 2.625% 3/16/2028 (n)	GBP	100,000	116,906
TOTAL INDUSTRIALS			222,986

Utilities - 0.4%
Electric Utilities - 0.2%
NGG Finance PLC 2.125% 9/5/2082 (d)(n)	EUR	100,000	101,337
SSE PLC 1.75% 4/16/2030 (n)	EUR	100,000	99,757
			201,094
Independent Power and Renewable Electricity Producers - 0.1%
California Buyer Ltd / Atlantica Sustainable Infrastructure PLC 6.375% 2/15/2032 (b)		50,000	50,057
Water Utilities - 0.1%
Severn Trent Utilities Finance PLC 6.25% 6/7/2029 (n)	GBP	100,000	132,332
TOTAL UTILITIES			383,483

TOTAL UNITED KINGDOM			1,925,563
UNITED STATES - 16.4%
Communication Services - 1.4%
Diversified Telecommunication Services - 0.5%
Frontier Communications Holdings LLC 8.75% 5/15/2030 (b)		9,000	9,589
Level 3 Financing Inc 10% 10/15/2032 (b)		3,000	2,993
Level 3 Financing Inc 11% 11/15/2029 (b)		2,061	2,342
Level 3 Financing Inc 3.625% 1/15/2029 (b)		3,000	2,393
Level 3 Financing Inc 3.75% 7/15/2029 (b)		1,000	781
Level 3 Financing Inc 3.875% 10/15/2030 (b)		2,000	1,595
Level 3 Financing Inc 4% 4/15/2031 (b)		18,000	14,265
Level 3 Financing Inc 4.25% 7/1/2028 (b)		2,000	1,770
Level 3 Financing Inc 4.5% 4/1/2030 (b)		22,000	18,391
Level 3 Financing Inc 4.625% 9/15/2027 (b)		1,000	920
Lumen Technologies Inc 4.5% 1/15/2029 (b)		1,000	840
Verizon Communications Inc 5.05% 5/9/2033		445,000	450,272
Zayo Group Holdings Inc 4% 3/1/2027 (b)		10,000	9,430
			515,581
Entertainment - 0.1%
Walt Disney Co/The 2.65% 1/13/2031		140,000	125,580
Media - 0.8%
Advantage Sales & Marketing Inc 6.5% 11/15/2028 (b)		25,000	23,950
CCO Holdings LLC / CCO Holdings Capital Corp 4.25% 1/15/2034 (b)		43,000	35,853
CCO Holdings LLC / CCO Holdings Capital Corp 4.75% 2/1/2032 (b)		42,000	37,794
CCO Holdings LLC / CCO Holdings Capital Corp 5.125% 5/1/2027 (b)		15,000	14,797
CCO Holdings LLC / CCO Holdings Capital Corp 5.375% 6/1/2029 (b)		15,000	14,606
CCO Holdings LLC / CCO Holdings Capital Corp 5.5% 5/1/2026 (b)		44,000	43,922
Charter Communications Operating LLC / Charter Communications Operating Capital 5.05% 3/30/2029		20,000	19,817
Charter Communications Operating LLC / Charter Communications Operating Capital 6.1% 6/1/2029		41,000	42,183
Charter Communications Operating LLC / Charter Communications Operating Capital 6.55% 6/1/2034		22,000	23,063
Clear Channel Outdoor Holdings Inc 5.125% 8/15/2027 (b)		18,000	17,568
Clear Channel Outdoor Holdings Inc 7.5% 6/1/2029 (b)		22,000	19,471
Clear Channel Outdoor Holdings Inc 7.875% 4/1/2030 (b)		20,000	20,707
Clear Channel Outdoor Holdings Inc 9% 9/15/2028 (b)		26,000	27,581
CSC Holdings LLC 3.375% 2/15/2031 (b)		52,000	37,711
CSC Holdings LLC 4.625% 12/1/2030 (b)		37,000	20,670
DISH DBS Corp 5.125% 6/1/2029		7,000	4,636
DISH DBS Corp 7.375% 7/1/2028		5,000	3,781
EchoStar Corp 10.75% 11/30/2029		46,529	50,334
EchoStar Corp 6.75% 11/30/2030 pay-in-kind (d)		13,045	11,779
Outfront Media Capital LLC / Outfront Media Capital Corp 7.375% 2/15/2031 (b)		5,000	5,289
Univision Communications Inc 7.375% 6/30/2030 (b)		21,000	20,245
Univision Communications Inc 8% 8/15/2028 (b)		5,000	5,102
Univision Communications Inc 8.5% 7/31/2031 (b)		31,000	30,753
Warnermedia Holdings Inc 4.279% 3/15/2032		200,000	180,476
Warnermedia Holdings Inc 5.141% 3/15/2052		141,000	113,344
			825,432
TOTAL COMMUNICATION SERVICES			1,466,593

Consumer Discretionary - 1.4%
Automobiles - 0.1%
General Motors Co 5.4% 10/15/2029		100,000	101,664
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC CME Term SOFR 6 month Index + 6.0533%, 10.502% 10/15/2026 (b)(c)(d)		40,000	40,094
			141,758
Broadline Retail - 0.0%
Kohl's Corp 4.25% 7/17/2025		5,000	4,931
Nordstrom Inc 4.375% 4/1/2030		8,000	7,310
Wayfair LLC 7.25% 10/31/2029 (b)		5,000	5,067
			17,308
Diversified Consumer Services - 0.0%
Sotheby's 7.375% 10/15/2027 (b)		30,000	29,665
StoneMor Inc 8.5% 5/15/2029 (b)		11,000	9,905
			39,570
Hotels, Restaurants & Leisure - 0.4%
Aramark Services Inc 5% 2/1/2028 (b)		5,000	4,895
Aramark Services Inc 5% 4/1/2025 (b)		10,000	9,978
Carnival Corp 6% 5/1/2029 (b)		73,000	73,255
ClubCorp Holdings Inc 8.5% 9/15/2025 (b)		32,000	31,520
Hilton Domestic Operating Co Inc 3.625% 2/15/2032 (b)		31,000	27,334
Hilton Domestic Operating Co Inc 5.875% 3/15/2033 (b)		5,000	5,007
Hilton Domestic Operating Co Inc 5.875% 4/1/2029 (b)		5,000	5,044
Hilton Domestic Operating Co Inc 6.125% 4/1/2032 (b)		5,000	5,049
Life Time Inc 6% 11/15/2031 (b)		20,000	20,006
Life Time Inc 8% 4/15/2026 (b)		46,000	46,184
MajorDrive Holdings IV LLC 6.375% 6/1/2029 (b)		10,000	8,998
Mohegan Tribal Gaming Authority 8% 2/1/2026 (b)		11,000	10,931
Royal Caribbean Cruises Ltd 5.375% 7/15/2027 (b)		7,000	6,989
Royal Caribbean Cruises Ltd 5.5% 4/1/2028 (b)		71,000	71,015
Royal Caribbean Cruises Ltd 5.625% 9/30/2031 (b)		15,000	15,026
Royal Caribbean Cruises Ltd 6% 2/1/2033 (b)		10,000	10,126
Royal Caribbean Cruises Ltd 6.25% 3/15/2032 (b)		15,000	15,325
Station Casinos LLC 6.625% 3/15/2032 (b)		5,000	5,013
Yum! Brands Inc 4.625% 1/31/2032		19,000	17,869
			389,564
Household Durables - 0.0%
Beazer Homes USA Inc 7.5% 3/15/2031 (b)		5,000	5,101
Landsea Homes Corp 8.875% 4/1/2029 (b)		3,000	3,076
LGI Homes Inc 7% 11/15/2032 (b)		10,000	10,090
Newell Brands Inc 6.375% 5/15/2030		5,000	5,093
Newell Brands Inc 6.625% 5/15/2032		5,000	5,088
Newell Brands Inc 6.875% 4/1/2036 (p)		2,000	2,033
Tri Pointe Homes Inc 5.25% 6/1/2027		4,000	3,965
Tri Pointe Homes Inc 5.7% 6/15/2028		5,000	5,017
			39,463
Specialty Retail - 0.7%
Bath & Body Works Inc 6.95% 3/1/2033		8,000	8,204
Carvana Co 12% 12/1/2028 pay-in-kind (b)(d)		4,471	4,762
Carvana Co 13% 6/1/2030 pay-in-kind (b)(d)		3,383	3,717
Carvana Co 14% 6/1/2031 pay-in-kind (b)(d)		21,284	25,467
Carvana Co 4.875% 9/1/2029 (b)		5,000	4,150
Carvana Co 5.625% 10/1/2025 (b)		16,000	15,841
Champions Financing Inc 8.75% 2/15/2029 (b)		17,000	17,098
Home Depot Inc/The 3.25% 4/15/2032		130,000	118,279
Hudson Automotive Group 8% 5/15/2032 (b)		5,000	5,246
LBM Acquisition LLC 6.25% 1/15/2029 (b)		22,000	20,583
Lowe's Cos Inc 3.75% 4/1/2032		130,000	121,219
Lowe's Cos Inc 4.25% 4/1/2052		130,000	106,680
Sally Holdings LLC / Sally Capital Inc 6.75% 3/1/2032		10,000	10,211
Staples Inc 10.75% 9/1/2029 (b)		11,000	10,845
Staples Inc 12.75% 1/15/2030 (b)		14,058	11,603
TJX Cos Inc/The 3.875% 4/15/2030		120,000	115,923
			599,828
Textiles, Apparel & Luxury Goods - 0.2%
Levi Strauss & Co 3.5% 3/1/2031 (b)		5,000	4,438
Tapestry Inc 3.05% 3/15/2032		200,000	172,766
			177,204
TOTAL CONSUMER DISCRETIONARY			1,404,695

Consumer Staples - 0.5%
Beverages - 0.0%
Triton Water Holdings 6.25% 4/1/2029 (b)		15,000	14,921
Consumer Staples Distribution & Retail - 0.1%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 4.875% 2/15/2030 (b)		11,000	10,594
C&S Group Enterprises LLC 5% 12/15/2028 (b)		15,000	12,319
KeHE Distributors LLC / KeHE Finance Corp / NextWave Distribution Inc 9% 2/15/2029 (b)		22,000	23,032
Performance Food Group Inc 4.25% 8/1/2029 (b)		6,000	5,641
Performance Food Group Inc 6.125% 9/15/2032 (b)		10,000	10,089
United Natural Foods Inc 6.75% 10/15/2028 (b)		3,000	2,953
US Foods Inc 4.625% 6/1/2030 (b)		8,000	7,621
US Foods Inc 5.75% 4/15/2033 (b)		5,000	4,937
Walgreens Boots Alliance Inc 8.125% 8/15/2029		5,000	5,035
			82,221
Food Products - 0.4%
Chobani Holdco II LLC 9.5% 10/1/2029 pay-in-kind (b)(d)		10,000	10,562
General Mills Inc 2.25% 10/14/2031		350,000	297,829
Post Holdings Inc 4.5% 9/15/2031 (b)		10,000	9,106
Post Holdings Inc 4.625% 4/15/2030 (b)		6,000	5,626
Post Holdings Inc 6.25% 10/15/2034 (b)		5,000	4,941
Post Holdings Inc 6.25% 2/15/2032 (b)		5,000	5,052
Post Holdings Inc 6.375% 3/1/2033 (b)		35,000	34,864
			367,980
Household Products - 0.0%
Resideo Funding Inc 6.5% 7/15/2032 (b)		15,000	15,237
TOTAL CONSUMER STAPLES			480,359

Energy - 0.3%
Energy Equipment & Services - 0.0%
Archrock Partners LP / Archrock Partners Finance Corp 6.25% 4/1/2028 (b)		12,000	12,045
Archrock Partners LP / Archrock Partners Finance Corp 6.625% 9/1/2032 (b)		5,000	5,068
Nabors Industries Inc 8.875% 8/15/2031 (b)		5,000	4,831
Oceaneering International Inc 6% 2/1/2028		33,000	32,754
			54,698
Oil, Gas & Consumable Fuels - 0.3%
California Resources Corp 7.125% 2/1/2026 (b)		12,000	12,033
California Resources Corp 8.25% 6/15/2029 (b)		17,000	17,446
CNX Midstream Partners LP 4.75% 4/15/2030 (b)		23,000	21,421
CNX Resources Corp 6% 1/15/2029 (b)		9,000	9,004
CNX Resources Corp 7.25% 3/1/2032 (b)		5,000	5,190
CNX Resources Corp 7.375% 1/15/2031 (b)		5,000	5,187
CQP Holdco LP / BIP-V Chinook Holdco LLC 7.5% 12/15/2033 (b)		10,000	10,578
CVR Energy Inc 5.75% 2/15/2028 (b)		1,000	945
DT Midstream Inc 5.8% 12/15/2034 (b)(e)		7,000	7,124
Expand Energy Corp 5.375% 3/15/2030		6,000	5,957
Global Partners LP / GLP Finance Corp 6.875% 1/15/2029		25,000	25,075
Murphy Oil USA Inc 3.75% 2/15/2031 (b)		5,000	4,474
Northern Oil & Gas Inc 8.125% 3/1/2028 (b)		23,000	23,512
Sunoco LP / Sunoco Finance Corp 4.5% 5/15/2029		76,000	72,503
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 3/1/2027 (b)		31,000	30,997
TransMontaigne Partners LP / TLP Finance Corp 6.125% 2/15/2026		19,000	18,859
			270,305
TOTAL ENERGY			325,003

Financials - 4.8%
Banks - 2.2%
Bank of America Corp 2.687% 4/22/2032 (d)		70,000	61,292
Bank of America Corp 5.015% 7/22/2033 (d)		198,000	198,742
Bank of America Corp 6.204% 11/10/2028 (d)		25,000	26,022
Citigroup Inc 2.014% 1/25/2026 (d)		260,000	258,771
Citigroup Inc 4.91% 5/24/2033 (d)		254,000	250,885
Citizens Financial Group Inc 5.718% 7/23/2032 (d)		91,000	92,850
Fifth Third Bancorp 4.895% 9/6/2030 (d)		100,000	99,575
HAT Holdings I LLC / HAT Holdings II LLC 3.375% 6/15/2026 (b)		33,000	31,893
HAT Holdings I LLC / HAT Holdings II LLC 8% 6/15/2027 (b)		23,000	23,981
JPMorgan Chase & Co 2.963% 1/25/2033 (d)		70,000	61,569
JPMorgan Chase & Co 4.586% 4/26/2033 (d)		224,000	218,680
JPMorgan Chase & Co 4.603% 10/22/2030 (d)		287,000	284,472
JPMorgan Chase & Co 4.912% 7/25/2033 (d)		26,000	25,977
PNC Financial Services Group Inc/The 4.812% 10/21/2032 (d)		500,000	495,177
Santander Holdings USA Inc 5.807% 9/9/2026 (d)		31,000	31,151
Santander Holdings USA Inc 6.499% 3/9/2029 (d)		27,000	28,012
Western Alliance Bancorp 3% 6/15/2031 (d)		15,000	14,180
			2,203,229
Capital Markets - 1.6%
AssuredPartners Inc 7.5% 2/15/2032 (b)		5,000	5,086
Coinbase Global Inc 3.625% 10/1/2031 (b)		5,000	4,340
Goldman Sachs Group Inc/The 3.102% 2/24/2033 (d)		152,000	134,027
Goldman Sachs Group Inc/The 3.615% 3/15/2028 (d)		130,000	126,578
Hightower Holding LLC 9.125% 1/31/2030 (b)		10,000	10,580
Jane Street Group / JSG Finance Inc 6.125% 11/1/2032 (b)		7,000	7,028
Morgan Stanley 2.943% 1/21/2033 (d)		70,000	61,319
Morgan Stanley 4.654% 10/18/2030 (d)		500,000	495,570
Morgan Stanley 4.889% 7/20/2033 (d)		313,000	309,842
Morgan Stanley 5.32% 7/19/2035 (d)		300,000	304,367
State Street Corp 3.031% 11/1/2034 (d)		200,000	181,584
VFH Parent LLC / Valor Co-Issuer Inc 7.5% 6/15/2031 (b)		5,000	5,157
			1,645,478
Consumer Finance - 0.3%
Ally Financial Inc 2.2% 11/2/2028		140,000	126,183
Ally Financial Inc 5.75% 11/20/2025		5,000	5,021
Encore Capital Group Inc 8.5% 5/15/2030 (b)		15,000	15,879
OneMain Finance Corp 3.875% 9/15/2028		88,000	82,093
OneMain Finance Corp 6.625% 5/15/2029		5,000	5,101
PRA Group Inc 8.875% 1/31/2030 (b)		30,000	31,533
SLM Corp 4.2% 10/29/2025		10,000	9,856
			275,666
Financial Services - 0.3%
Block Inc 3.5% 6/1/2031		128,000	114,994
Block Inc 6.5% 5/15/2032 (b)		20,000	20,519
GN Bondco LLC 9.5% 10/15/2031 (b)		6,000	6,386
NFE Financing LLC 12% 11/15/2029 (b)		108,964	109,236
PHH Escrow Issuer LLC 9.875% 11/1/2029 (b)		5,000	4,839
Shift4 Payments LLC / Shift4 Payments Finance Sub Inc 6.75% 8/15/2032 (b)		20,000	20,684
Windstream Services LLC / Windstream Escrow Finance Corp 8.25% 10/1/2031 (b)		5,000	5,220
			281,878
Insurance - 0.4%
APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC / APH3 Somerset Inves 7.875% 11/1/2029 (b)		10,000	10,113
Equitable Financial Life Global Funding 1.3% 7/12/2026 (b)		200,000	189,493
Marsh & McLennan Cos Inc 2.375% 12/15/2031		210,000	180,061
			379,667
Mortgage Real Estate Investment Trusts (REITs) - 0.0%
Rithm Capital Corp 6.25% 10/15/2025 (b)		2,000	2,000
Starwood Property Trust Inc 3.625% 7/15/2026 (b)		2,000	1,930
Starwood Property Trust Inc 3.75% 12/31/2024 (b)		11,000	10,992
Starwood Property Trust Inc 6% 4/15/2030 (b)		5,000	4,936
Starwood Property Trust Inc 7.25% 4/1/2029 (b)		20,000	20,595
			40,453
TOTAL FINANCIALS			4,826,371

Health Care - 1.2%
Biotechnology - 0.2%
Amgen Inc 3% 2/22/2029		260,000	243,854
Emergent BioSolutions Inc 3.875% 8/15/2028 (b)		5,000	4,025
			247,879
Health Care Equipment & Supplies - 0.0%
Medline Borrower LP/Medline Co-Issuer Inc 6.25% 4/1/2029 (b)		10,000	10,185
Health Care Providers & Services - 0.7%
Akumin Inc 8% 8/1/2028 (b)		23,000	19,090
AMN Healthcare Inc 4% 4/15/2029 (b)		20,000	18,130
CHS/Community Health Systems Inc 4.75% 2/15/2031 (b)		110,000	89,310
CHS/Community Health Systems Inc 6.875% 4/15/2029 (b)		3,000	2,417
Cigna Group/The 3.4% 3/15/2051		150,000	105,722
DaVita Inc 3.75% 2/15/2031 (b)		37,000	32,725
DaVita Inc 6.875% 9/1/2032 (b)		15,000	15,493
Encompass Health Corp 4.625% 4/1/2031		10,000	9,430
HAH Group Holding Co LLC 9.75% 10/1/2031 (b)		7,000	7,151
Humana Inc 3.7% 3/23/2029		130,000	123,908
Humana Inc 5.75% 12/1/2028		110,000	113,261
Modivcare Inc 5% 10/1/2029 (b)		2,000	1,370
Molina Healthcare Inc 6.25% 1/15/2033 (b)		20,000	20,170
Owens & Minor Inc 6.625% 4/1/2030 (b)		6,000	5,813
Pediatrix Medical Group Inc 5.375% 2/15/2030 (b)		26,000	25,141
Prime Healthcare Services Inc 9.375% 9/1/2029 (b)		5,000	5,078
Radiology Partners Inc 7.775% 1/31/2029 pay-in-kind (b)(d)		15,210	15,134
Select Medical Corp 6.25% 12/1/2032 (b)(e)		10,000	10,020
Tenet Healthcare Corp 6.125% 10/1/2028		103,000	103,244
US Acute Care Solutions LLC 9.75% 5/15/2029 (b)		4,000	4,151
			726,758
Health Care Technology - 0.0%
IQVIA Inc 5% 10/15/2026 (b)		5,000	4,937
IQVIA Inc 5% 5/15/2027 (b)		10,000	9,888
			14,825
Life Sciences Tools & Services - 0.1%
Charles River Laboratories International Inc 3.75% 3/15/2029 (b)		3,000	2,779
Charles River Laboratories International Inc 4.25% 5/1/2028 (b)		70,000	67,188
			69,967
Pharmaceuticals - 0.2%
Bristol-Myers Squibb Co 2.95% 3/15/2032		70,000	62,323
Organon & Co / Organon Foreign Debt Co-Issuer BV 5.125% 4/30/2031 (b)		25,000	22,885
Organon & Co / Organon Foreign Debt Co-Issuer BV 6.75% 5/15/2034 (b)		5,000	5,038
Zoetis Inc 2% 5/15/2030		140,000	121,669
			211,915
TOTAL HEALTH CARE			1,281,529

Industrials - 1.0%
Aerospace & Defense - 0.1%
TransDigm Inc 4.875% 5/1/2029		6,000	5,720
TransDigm Inc 5.5% 11/15/2027		5,000	4,950
TransDigm Inc 6% 1/15/2033 (b)		10,000	9,999
TransDigm Inc 6.375% 3/1/2029 (b)		30,000	30,489
TransDigm Inc 6.625% 3/1/2032 (b)		5,000	5,121
			56,279
Air Freight & Logistics - 0.0%
Rand Parent LLC 8.5% 2/15/2030 (b)		20,000	20,263
Building Products - 0.2%
Advanced Drainage Systems Inc 6.375% 6/15/2030 (b)		5,000	5,040
Builders FirstSource Inc 6.375% 3/1/2034 (b)		20,000	20,383
Carrier Global Corp 2.493% 2/15/2027		130,000	124,372
Carrier Global Corp 5.9% 3/15/2034		4,000	4,233
Carrier Global Corp 6.2% 3/15/2054		2,000	2,235
Cornerstone Building Brands Inc 6.125% 1/15/2029 (b)		8,000	6,740
EMRLD Borrower LP / Emerald Co-Issuer Inc 6.75% 7/15/2031 (b)		5,000	5,128
Oscar AcquisitionCo LLC / Oscar Finance Inc 9.5% 4/15/2030 (b)		11,000	10,478
			178,609
Commercial Services & Supplies - 0.2%
Artera Services LLC 8.5% 2/15/2031 (b)		95,000	94,398
Brand Industrial Services Inc 10.375% 8/1/2030 (b)		31,000	32,888
GFL Environmental Inc 3.5% 9/1/2028 (b)		5,000	4,722
Neptune Bidco US Inc 9.29% 4/15/2029 (b)		2,000	1,855
Reworld Holding Corp 4.875% 12/1/2029 (b)		90,000	84,944
Williams Scotsman Inc 6.625% 6/15/2029 (b)		10,000	10,172
			228,979
Construction & Engineering - 0.0%
AECOM 5.125% 3/15/2027		44,000	43,682
Electrical Equipment - 0.0%
Atkore Inc 4.25% 6/1/2031 (b)		8,000	7,269
Sensata Technologies BV 4% 4/15/2029 (b)		8,000	7,460
			14,729
Ground Transportation - 0.0%
Avis Budget Car Rental LLC / Avis Budget Finance Inc 5.375% 3/1/2029 (b)		5,000	4,745
Avis Budget Car Rental LLC / Avis Budget Finance Inc 5.75% 7/15/2027 (b)		38,000	37,763
Avis Budget Car Rental LLC / Avis Budget Finance Inc 8.25% 1/15/2030 (b)		5,000	5,201
			47,709
Industrial Conglomerates - 0.4%
Honeywell International Inc 1.75% 9/1/2031		140,000	117,145
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp 5.25% 10/1/2025 (b)		2,000	1,998
Trane Technologies Financing Ltd 3.8% 3/21/2029		130,000	126,048
Trane Technologies Financing Ltd 5.25% 3/3/2033		50,000	51,267
			296,458
Machinery - 0.1%
Chart Industries Inc 9.5% 1/1/2031 (b)		5,000	5,401
Otis Worldwide Corp 2.565% 2/15/2030		140,000	125,733
			131,134
Passenger Airlines - 0.0%
JetBlue Airways Corp / JetBlue Loyalty LP 9.875% 9/20/2031 (b)		5,000	5,260
Spirit Loyalty Cayman Ltd / Spirit IP Cayman Ltd 8% 9/20/2025 (b)		4,000	3,110
Spirit Loyalty Cayman Ltd / Spirit IP Cayman Ltd 8% 9/20/2025 (b)		10,000	7,775
			16,145
Professional Services - 0.0%
Amentum Holdings Inc 7.25% 8/1/2032 (b)		5,000	5,136
Trading Companies & Distributors - 0.0%
Beacon Roofing Supply Inc 6.5% 8/1/2030 (b)		5,000	5,124
Foundation Building Materials Inc 6% 3/1/2029 (b)		20,000	17,889
United Rentals North America Inc 6.125% 3/15/2034 (b)		10,000	10,149
			33,162
TOTAL INDUSTRIALS			1,072,285

Information Technology - 0.7%
Communications Equipment - 0.0%
Viasat Inc 5.625% 9/15/2025 (b)		17,000	16,886
Viasat Inc 7.5% 5/30/2031 (b)		6,000	4,067
			20,953
Electronic Equipment, Instruments & Components - 0.1%
CPI CG Inc 10% 7/15/2029 (b)		5,000	5,290
Dell International LLC / EMC Corp 6.2% 7/15/2030		110,000	116,856
Insight Enterprises Inc 6.625% 5/15/2032 (b)		5,000	5,115
Lightning Power LLC 7.25% 8/15/2032 (b)		5,000	5,212
TTM Technologies Inc 4% 3/1/2029 (b)		7,000	6,543
			139,016
IT Services - 0.0%
Cogent Communications Group Inc / Cogent Communications Finance Inc 7% 6/15/2027 (b)		10,000	10,099
Go Daddy Operating Co LLC / GD Finance Co Inc 3.5% 3/1/2029 (b)		41,000	38,023
			48,122
Semiconductors & Semiconductor Equipment - 0.3%
Entegris Inc 3.625% 5/1/2029 (b)		92,000	84,718
Entegris Inc 5.95% 6/15/2030 (b)		66,000	66,111
Micron Technology Inc 2.703% 4/15/2032		140,000	119,672
ON Semiconductor Corp 3.875% 9/1/2028 (b)		2,000	1,894
Wolfspeed Inc 4.2917% 6/23/2030 pay-in-kind (b)(d)(h)(j)		10,000	9,625
			282,020
Software - 0.2%
Cloud Software Group Inc 6.5% 3/31/2029 (b)		17,000	16,700
Cloud Software Group Inc 8.25% 6/30/2032 (b)		30,000	31,257
Cloud Software Group Inc 9% 9/30/2029 (b)		43,000	43,533
Elastic NV 4.125% 7/15/2029 (b)		42,000	39,274
Gen Digital Inc 5% 4/15/2025 (b)		19,000	18,948
Gen Digital Inc 7.125% 9/30/2030 (b)		21,000	21,739
NCR Voyix Corp 5.125% 4/15/2029 (b)		2,000	1,920
Rackspace Finance LLC 3.5% 5/15/2028 (b)		3,340	2,090
UKG Inc 6.875% 2/1/2031 (b)		5,000	5,139
			180,600
Technology Hardware, Storage & Peripherals - 0.1%
Seagate HDD Cayman 4.125% 1/15/2031		26,000	23,440
Seagate HDD Cayman 4.75% 1/1/2025		10,000	9,976
Seagate HDD Cayman 5.75% 12/1/2034		4,000	3,974
Seagate HDD Cayman 8.25% 12/15/2029		5,000	5,364
Western Digital Corp 2.85% 2/1/2029		16,000	14,324
Western Digital Corp 3.1% 2/1/2032		18,000	15,215
Western Digital Corp 4.75% 2/15/2026		1,000	992
			73,285
TOTAL INFORMATION TECHNOLOGY			743,996

Materials - 0.6%
Chemicals - 0.4%
Chemours Co/The 4.625% 11/15/2029 (b)		63,000	56,243
GPD Cos Inc 10.125% 4/1/2026 (b)		4,000	3,854
International Flavors & Fragrances Inc 2.3% 11/1/2030 (b)		150,000	128,649
Kobe US Midco 2 Inc 9.25% 11/1/2026 pay-in-kind (b)(d)		18,650	15,713
Linde Finance BV 0.55% 5/19/2032 (n)	EUR	100,000	89,279
Mativ Holdings Inc 8% 10/1/2029 (b)		5,000	5,041
Methanex US Operations Inc 6.25% 3/15/2032 (b)		5,000	4,989
Olin Corp 5% 2/1/2030		17,000	16,329
Olympus Water US Holding Corp 6.25% 10/1/2029 (b)		45,000	43,115
Olympus Water US Holding Corp 9.75% 11/15/2028 (b)		4,000	4,252
Scih Salt Hldgs Inc 6.625% 5/1/2029 (b)		2,000	1,947
			369,411
Construction Materials - 0.0%
Eco Material Technologies Inc 7.875% 1/31/2027 (b)		22,000	22,259
Containers & Packaging - 0.2%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 4% 9/1/2029 (b)		41,000	35,616
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 6% 6/15/2027 (b)		17,000	16,933
Ball Corp 6% 6/15/2029		4,000	4,069
Berry Global Inc 4.5% 2/15/2026 (b)		5,000	4,967
Berry Global Inc 5.625% 7/15/2027 (b)		47,000	46,938
Clydesdale Acquisition Holdings Inc 6.625% 4/15/2029 (b)		10,000	10,050
Clydesdale Acquisition Holdings Inc 6.875% 1/15/2030 (b)		5,000	5,051
Clydesdale Acquisition Holdings Inc 8.75% 4/15/2030 (b)		12,000	12,043
Crown Americas LLC / Crown Americas Capital Corp VI 4.75% 2/1/2026		11,000	10,907
Graphic Packaging International LLC 4.75% 7/15/2027 (b)		6,000	5,882
Graphic Packaging International LLC 6.375% 7/15/2032 (b)		44,000	44,819
Sealed Air Corp 6.5% 7/15/2032 (b)		20,000	20,362
Sealed Air Corp/Sealed Air Corp US 7.25% 2/15/2031 (b)		5,000	5,204
			222,841
Metals & Mining - 0.0%
ATI Inc 4.875% 10/1/2029		40,000	38,359
ATI Inc 7.25% 8/15/2030		5,000	5,227
Cleveland-Cliffs Inc 7% 3/15/2032 (b)		5,000	5,025
			48,611
TOTAL MATERIALS			663,122

Real Estate - 1.5%
Diversified REITs - 0.3%
Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC 6% 1/15/2030 (b)		60,000	51,725
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 10.5% 2/15/2028 (b)		39,000	41,433
WP Carey Inc 2.45% 2/1/2032		220,000	184,499
			277,657
Health Care REITs - 0.2%
Alexandria Real Estate Equities Inc 2% 5/18/2032		220,000	179,158
MPT Operating Partnership LP / MPT Finance Corp 4.625% 8/1/2029		10,000	7,312
MPT Operating Partnership LP / MPT Finance Corp 5% 10/15/2027		58,000	49,011
MPT Operating Partnership LP / MPT Finance Corp 5.25% 8/1/2026		11,000	9,972
Omega Healthcare Investors Inc 3.25% 4/15/2033		4,000	3,436
			248,889
Hotel & Resort REITs - 0.0%
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer 7% 2/1/2030 (b)		5,000	5,118
Industrial REITs - 0.2%
Prologis LP 2.875% 11/15/2029		200,000	185,367
Office REITs - 0.4%
Boston Properties LP 2.45% 10/1/2033		220,000	172,885
Boston Properties LP 6.75% 12/1/2027		17,000	17,798
COPT Defense Properties LP 2% 1/15/2029		150,000	132,618
Hudson Pacific Properties LP 5.95% 2/15/2028		108,000	96,688
			419,989
Real Estate Management & Development - 0.2%
Anywhere Real Estate Group LLC / Anywhere Co-Issuer Corp 7% 4/15/2030 (b)		3,200	2,982
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 5.75% 1/15/2029 (b)		12,000	10,425
CBRE Services Inc 2.5% 4/1/2031		140,000	121,491
Howard Hughes Corp/The 4.375% 2/1/2031 (b)		17,000	15,409
Taylor Morrison Communities Inc 5.125% 8/1/2030 (b)		44,000	42,940
			193,247
Retail REITs - 0.2%
Brixmor Operating Partnership LP 5.75% 2/15/2035		180,000	186,212
Regency Centers LP 5.1% 1/15/2035		32,000	31,910
			218,122
Specialized REITs - 0.0%
American Tower Corp 5% 1/31/2030		3,000	3,019
Iron Mountain Inc 4.875% 9/15/2027 (b)		15,000	14,771
SBA Communications Corp 3.125% 2/1/2029		2,000	1,830
			19,620
TOTAL REAL ESTATE			1,568,009

Utilities - 3.0%
Electric Utilities - 1.4%
Consolidated Edison Co of New York Inc 3.35% 4/1/2030		190,000	178,602
Consolidated Edison Co of New York Inc 5.375% 5/15/2034		200,000	207,640
DPL Inc 4.125% 7/1/2025		2,000	1,989
DPL Inc 4.35% 4/15/2029		73,000	68,673
Duke Energy Carolinas LLC 3.95% 11/15/2028		170,000	166,500
Duke Energy Corp 5.45% 6/15/2034		200,000	204,985
Nextera Energy Operating Partners LP 4.5% 9/15/2027 (b)		2,000	1,902
Nextera Energy Operating Partners LP 7.25% 1/15/2029 (b)		5,000	5,117
Northern States Power Co/MN 2.25% 4/1/2031		265,000	229,536
NRG Energy Inc 5.75% 7/15/2029 (b)		40,000	39,598
NRG Energy Inc 6% 2/1/2033 (b)		5,000	4,972
NRG Energy Inc 6.25% 11/1/2034 (b)		10,000	9,999
Oncor Electric Delivery Co LLC 4.15% 6/1/2032		130,000	124,430
PG&E Corp 5% 7/1/2028		19,000	18,654
PG&E Corp 7.375% 3/15/2055 (d)		10,000	10,334
Wisconsin Electric Power Co 4.75% 9/30/2032		125,000	126,085
			1,399,016
Independent Power and Renewable Electricity Producers - 0.6%
AES Corp/The 1.375% 1/15/2026		140,000	134,371
AES Corp/The 2.45% 1/15/2031		527,000	446,673
Sunnova Energy Corp 5.875% 9/1/2026 (b)		25,000	21,557
TerraForm Power Operating LLC 4.75% 1/15/2030 (b)		8,000	7,501
			610,102
Multi-Utilities - 1.0%
Dominion Energy Inc 2.25% 8/15/2031		409,000	347,734
NiSource Inc 1.7% 2/15/2031		370,000	307,551
NiSource Inc 5.35% 4/1/2034		150,000	152,613
Puget Energy Inc 4.224% 3/15/2032		255,000	237,272
			1,045,170
TOTAL UTILITIES			3,054,288

TOTAL UNITED STATES			16,886,250
ZAMBIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
First Quantum Minerals Ltd 6.875% 10/15/2027 (b)		47,000	46,786
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $24,249,427)			24,089,274

Preferred Securities - 0.2%
		Principal Amount (a)	Value ($)
SPAIN - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Telefonica Europe BV 2.502% (d)(n)(q)	EUR	100,000	104,308
UNITED STATES - 0.1%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
BP Capital Markets PLC 6.125% (d)(q)		5,000	4,997
Energy Transfer LP 6.625% (d)(q)		15,000	15,081
			20,078
Financials - 0.1%
Banks - 0.0%
Citigroup Inc 6.75% (d)(q)		16,000	15,946
Citigroup Inc 7.125% (d)(q)		5,000	5,159
M&T Bank Corp 3.5% (d)(q)		5,000	4,704
Wells Fargo & Co 6.85% (d)(q)		5,000	5,253
			31,062
Consumer Finance - 0.1%
Ally Financial Inc 4.7% (d)(q)		5,000	4,357
Ally Financial Inc 4.7% (d)(q)		30,000	28,335
Discover Financial Services 5.5% (d)(q)		5,000	4,897
			37,589
Insurance - 0.0%
Alliant Holdings LP 10.5% (d)(j)(q)		5,000	4,987
TOTAL FINANCIALS			73,638

Industrials - 0.0%
Trading Companies & Distributors - 0.0%
Aircastle Ltd 5.25% (b)(d)(q)		15,000	14,884
TOTAL UNITED STATES			108,600
TOTAL PREFERRED SECURITIES (Cost $202,691)			212,908

U.S. Government Agency - Mortgage Securities - 21.4%
	Principal Amount (a)	Value ($)
UNITED STATES - 21.4%
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2035	14,905	13,103
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036	15,063	13,242
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2036	16,459	14,428
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2036	15,800	13,850
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2036	16,243	14,239
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2036	16,271	14,263
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2036	16,805	14,689
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2036	17,722	15,491
Fannie Mae Mortgage pass-thru certificates 1.5% 8/1/2036	17,188	15,024
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2036	18,126	15,844
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2035	36,683	33,106
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2040	45,935	39,287
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	600,155	481,599
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2042	273,006	232,897
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2035	75,354	68,077
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2035	46,796	42,277
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2035	53,174	48,039
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	43,866	36,909
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	23,704	19,974
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	43,863	36,838
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	42,956	36,331
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2052	186,782	156,634
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	44,432	38,994
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	48,900	42,916
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	43,553	38,318
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	253,678	222,636
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	98,293	86,172
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2048	146,497	130,859
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	67,039	58,773
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2052	43,730	38,201
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048	24,117	22,367
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2050	185,167	172,800
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2047	23,492	21,802
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2048	96,842	89,604
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	51,252	47,799
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2047	42,761	39,734
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2047	14,723	13,664
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2051	22,506	21,302
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2052	41,030	38,874
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2052	95,838	92,183
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2054	359,727	353,152
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2053	96,432	94,669
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2052	44,152	43,400
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2054	94,246	94,228
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2054	48,874	48,864
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2054	574,999	574,347
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2054	198,117	198,078
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2053	92,665	94,193
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2054	84,801	85,969
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2054	24,622	24,961
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2054	48,725	49,396
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	196,983	199,696
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2053	306,279	313,858
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2054	16,643	17,072
Freddie Mac Gold Pool 1.5% 1/1/2036	15,096	13,271
Freddie Mac Gold Pool 1.5% 11/1/2035	19,013	16,715
Freddie Mac Gold Pool 1.5% 2/1/2036	16,067	14,125
Freddie Mac Gold Pool 1.5% 3/1/2036	15,588	13,665
Freddie Mac Gold Pool 1.5% 4/1/2036	16,890	14,806
Freddie Mac Gold Pool 1.5% 4/1/2041	126,280	104,503
Freddie Mac Gold Pool 1.5% 4/1/2051	113,176	86,479
Freddie Mac Gold Pool 1.5% 5/1/2036	17,585	15,371
Freddie Mac Gold Pool 1.5% 6/1/2036	17,349	15,165
Freddie Mac Gold Pool 2% 4/1/2042	255,086	217,609
Freddie Mac Gold Pool 2.5% 12/1/2051	88,503	74,329
Freddie Mac Gold Pool 2.5% 4/1/2042	122,294	107,141
Freddie Mac Gold Pool 2.5% 4/1/2047	45,846	38,804
Freddie Mac Gold Pool 2.5% 4/1/2052	208,726	177,384
Freddie Mac Gold Pool 2.5% 7/1/2036	59,756	55,428
Freddie Mac Gold Pool 2.5% 9/1/2051	30,856	26,020
Freddie Mac Gold Pool 3% 1/1/2052	34,493	30,272
Freddie Mac Gold Pool 3% 3/1/2052	20,293	17,790
Freddie Mac Gold Pool 3% 5/1/2035	75,351	71,541
Freddie Mac Gold Pool 3% 5/1/2051	44,783	39,373
Freddie Mac Gold Pool 3% 6/1/2052	57,344	50,273
Freddie Mac Gold Pool 3.5% 11/1/2042	5,392	5,030
Freddie Mac Gold Pool 3.5% 11/1/2047	10,295	9,552
Freddie Mac Gold Pool 3.5% 2/1/2043	22,106	20,654
Freddie Mac Gold Pool 3.5% 7/1/2042	13,414	12,531
Freddie Mac Gold Pool 3.5% 7/1/2042	6,116	5,718
Freddie Mac Gold Pool 3.5% 7/1/2047	12,239	11,358
Freddie Mac Gold Pool 3.5% 8/1/2047	18,453	17,125
Freddie Mac Gold Pool 3.5% 9/1/2042	31,803	29,703
Freddie Mac Gold Pool 3.5% 9/1/2042	17,738	16,559
Freddie Mac Gold Pool 4% 10/1/2052	38,926	36,892
Freddie Mac Gold Pool 4% 2/1/2053	147,175	139,382
Freddie Mac Gold Pool 4.5% 11/1/2052	89,303	85,898
Freddie Mac Gold Pool 5% 12/1/2052	42,813	42,432
Freddie Mac Gold Pool 6% 4/1/2054	94,767	97,346
Ginnie Mae I Pool 3.5% 10/20/2054	49,996	45,694
Ginnie Mae I Pool 4% 10/20/2052	93,697	88,298
Ginnie Mae I Pool 4.5% 4/20/2053	94,014	90,826
Ginnie Mae II Pool 2% 1/1/2055 (e)	175,000	144,020
Ginnie Mae II Pool 2% 1/20/2051	42,871	35,313
Ginnie Mae II Pool 2% 10/20/2050	192,426	158,412
Ginnie Mae II Pool 2% 11/20/2050	47,817	39,365
Ginnie Mae II Pool 2% 12/1/2054 (e)	250,000	205,547
Ginnie Mae II Pool 2% 12/20/2050	94,217	77,548
Ginnie Mae II Pool 2% 2/20/2051	20,395	16,785
Ginnie Mae II Pool 2% 2/20/2052	534,358	439,401
Ginnie Mae II Pool 2.5% 5/20/2052	388,000	331,876
Ginnie Mae II Pool 2.5% 8/20/2051	290,621	248,674
Ginnie Mae II Pool 3% 1/1/2055 (e)	525,000	465,712
Ginnie Mae II Pool 3% 12/1/2054 (e)	1,000,000	886,563
Ginnie Mae II Pool 3.5% 1/1/2055 (e)	300,000	274,383
Ginnie Mae II Pool 3.5% 11/20/2054	100,000	91,397
Ginnie Mae II Pool 3.5% 12/1/2054 (e)	350,000	319,949
Ginnie Mae II Pool 4% 12/1/2054 (e)	150,000	141,094
Ginnie Mae II Pool 5% 12/1/2054 (e)	250,000	246,484
Ginnie Mae II Pool 5.5% 1/1/2055 (e)	25,000	25,014
Ginnie Mae II Pool 5.5% 12/1/2054 (e)	75,000	75,100
Ginnie Mae II Pool 6% 1/1/2055 (e)	825,000	832,992
Ginnie Mae II Pool 6% 12/1/2054 (e)	1,450,000	1,465,180
Ginnie Mae II Pool 6.5% 1/1/2055 (e)	100,000	101,629
Ginnie Mae II Pool 6.5% 12/1/2054 (e)	300,000	305,016
Uniform Mortgage Backed Securities 2% 1/1/2055 (e)	2,250,000	1,806,064
Uniform Mortgage Backed Securities 2% 12/1/2039 (e)	350,000	313,824
Uniform Mortgage Backed Securities 2% 12/1/2054 (e)	4,225,000	3,387,262
Uniform Mortgage Backed Securities 2.5% 1/1/2055 (e)	1,125,000	942,671
Uniform Mortgage Backed Securities 2.5% 12/1/2054 (e)	1,525,000	1,276,711
Uniform Mortgage Backed Securities 3.5% 12/1/2054 (e)	50,000	45,308
Uniform Mortgage Backed Securities 4% 12/1/2054 (e)	100,000	93,563
Uniform Mortgage Backed Securities 4.5% 12/1/2054 (e)	125,000	120,059
Uniform Mortgage Backed Securities 6% 12/1/2054 (e)	725,000	733,723
TOTAL UNITED STATES		22,386,723
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $22,200,068)		22,386,723

U.S. Treasury Obligations - 53.4%
	Yield (%) (s)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 1/23/2025	4.85	3,500,000	3,477,611
US Treasury Bonds 2.25% 2/15/2052	2.81	2,410,000	1,574,502
US Treasury Bonds 2.25% 5/15/2041 (t)	3.80 to 4.58	133,000	99,371
US Treasury Bonds 3.25% 5/15/2042	3.24	100,000	85,504
US Treasury Bonds 3.375% 8/15/2042	3.49 to 4.28	600,000	520,734
US Treasury Bonds 3.625% 2/15/2053	3.63 to 3.76	182,000	158,610
US Treasury Bonds 3.625% 5/15/2053	3.90	110,000	95,958
US Treasury Bonds 4% 11/15/2042	3.84	225,000	212,766
US Treasury Bonds 4.125% 8/15/2053	4.18 to 4.77	570,000	543,793
US Treasury Bonds 4.25% 2/15/2054	4.35 to 4.78	3,810,000	3,721,298
US Treasury Bonds 4.25% 8/15/2054	4.34 to 4.66	2,214,500	2,165,712
US Treasury Bonds 4.5% 11/15/2054	4.57 to 4.64	942,000	961,723
US Treasury Bonds 4.5% 2/15/2044	4.62	85,000	85,226
US Treasury Bonds 4.625% 5/15/2054	4.44 to 4.65	1,280,000	1,330,600
US Treasury Notes 3.625% 8/31/2029	3.41 to 3.50	1,600,000	1,568,125
US Treasury Notes 3.625% 9/30/2031	3.60 to 4.10	3,914,000	3,796,580
US Treasury Notes 3.75% 12/31/2028	4.03	600,000	591,773
US Treasury Notes 3.75% 12/31/2030	4.08	35,000	34,303
US Treasury Notes 3.75% 5/31/2030	3.89 to 4.35	90,000	88,390
US Treasury Notes 3.75% 8/31/2031	3.60 to 3.65	2,010,000	1,964,539
US Treasury Notes 3.875% 12/31/2027	3.70 to 3.96	700,000	695,132
US Treasury Notes 3.875% 8/15/2034	4.07 to 4.27	4,264,000	4,155,069
US Treasury Notes 4% 1/31/2029	3.99 to 4.25	1,350,000	1,343,988
US Treasury Notes 4% 2/15/2034	3.83 to 4.71	1,691,000	1,665,503
US Treasury Notes 4% 7/31/2029	3.65 to 3.83	2,080,000	2,071,332
US Treasury Notes 4.125% 10/31/2031	4.23 to 4.39	1,370,000	1,369,358
US Treasury Notes 4.125% 11/30/2029	4.08	500,000	500,117
US Treasury Notes 4.125% 3/31/2031	4.20 to 4.64	375,000	374,854
US Treasury Notes 4.125% 7/31/2031	3.67 to 3.90	4,433,000	4,430,285
US Treasury Notes 4.25% 11/15/2034	4.44	120,000	120,544
US Treasury Notes 4.25% 6/30/2029	4.10 to 4.35	1,130,000	1,137,036
US Treasury Notes 4.25% 6/30/2031	4.09 to 4.25	3,320,000	3,342,306
US Treasury Notes 4.375% 11/30/2028	3.88	800,000	807,563
US Treasury Notes 4.375% 5/15/2034	3.80 to 4.55	912,000	924,398
US Treasury Notes 4.5% 11/15/2033	3.90 to 4.22	1,385,000	1,416,758
US Treasury Notes 4.625% 4/30/2029	4.72	15,000	15,309
US Treasury Notes 4.625% 4/30/2031	4.35 to 4.65	2,180,000	2,240,120
US Treasury Notes 4.625% 5/31/2031	4.21 to 4.44	2,640,000	2,713,013
US Treasury Notes 4.625% 9/30/2028	4.64 to 4.81	1,100,000	1,119,336
US Treasury Notes 4.875% 10/31/2028	4.43 to 4.81	1,600,000	1,643,125
TOTAL U.S. TREASURY OBLIGATIONS (Cost $55,827,917)			55,162,264

Money Market Funds - 8.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (u) (Cost $8,948,731)	4.64	8,946,942	8,948,732

TOTAL INVESTMENT IN SECURITIES - 113.7% (Cost $118,521,937)	117,926,505
NET OTHER ASSETS (LIABILITIES) - (13.7)% (r)	(14,409,807)
NET ASSETS - 100.0%	103,516,698

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 2% 12/1/2054	(175,000)	(143,883)
Ginnie Mae II Pool 3% 12/1/2054	(825,000)	(731,414)
Ginnie Mae II Pool 3.5% 12/1/2054	(450,000)	(411,363)
Ginnie Mae II Pool 5.5% 12/1/2054	(50,000)	(50,066)
Ginnie Mae II Pool 6% 12/1/2054	(1,175,000)	(1,187,301)
Ginnie Mae II Pool 6.5% 12/1/2054	(200,000)	(203,344)
Uniform Mortgage Backed Securities 2% 12/1/2054	(4,025,000)	(3,226,918)
Uniform Mortgage Backed Securities 2.5% 12/1/2054	(1,525,000)	(1,276,711)
Uniform Mortgage Backed Securities 6% 12/1/2054	(125,000)	(126,504)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(7,357,504)

TOTAL TBA SALE COMMITMENTS (Proceeds $7,260,405)		(7,357,504)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Interest Rate Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	1	Mar 2025	206,109	592	592
CBOT 5-Year U.S. Treasury Note Contracts (United States)	9	Mar 2025	968,414	6,269	6,269
CBOT Long Term U.S. Treasury Bond Contracts (United States)	2	Mar 2025	239,000	2,059	2,059
CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	2	Mar 2025	229,594	4,340	4,340

TOTAL PURCHASED					13,260

Sold

Interest Rate Contracts
Eurex Euro-Bobl Contracts (Germany)	5	Dec 2024	633,257	(3,583)	(3,583)
Eurex Euro-Bund Contracts (Germany)	2	Dec 2024	284,858	(2,538)	(2,538)
ICE Long Gilt Contracts (United Kingdom)	1	Mar 2025	122,015	(667)	(667)

TOTAL SOLD					(6,788)

TOTAL FUTURES CONTRACTS					6,472
The notional amount of futures purchased as a percentage of Net Assets is 1.5%
The notional amount of futures sold as a percentage of Net Assets is 1.0%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

EUR	5,000	USD	5,278	BNP Paribas SA	12/05/24	6
USD	1,523,634	EUR	1,453,000	BNP Paribas SA	12/05/24	(11,966)
USD	19,014	EUR	18,000	BNP Paribas SA	12/05/24	(9)
USD	5,438	EUR	5,000	Bank of America NA	12/05/24	154
USD	376,759	GBP	300,000	Bank of America NA	12/05/24	(4,976)
GBP	4,000	USD	5,185	Canadian Imperial Bank of Commerce	12/05/24	(95)
USD	2,540,055	EUR	2,266,000	Citibank NA	12/05/24	145,238
USD	5,540	EUR	5,000	Citibank NA	12/05/24	255
USD	5,456	EUR	5,000	Citibank NA	12/05/24	172
USD	6,460	EUR	6,000	Citibank NA	12/05/24	119
EUR	16,000	USD	17,395	JPMorgan Chase Bank NA	12/05/24	(485)
EUR	11,000	USD	11,528	JPMorgan Chase Bank NA	12/05/24	97
USD	12,306	EUR	11,000	JPMorgan Chase Bank NA	12/05/24	681
USD	400,537	GBP	299,000	Goldman Sachs Bank USA/New York NY	12/05/24	20,075

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						149,266
Unrealized Appreciation						166,797
Unrealized Depreciation						(17,531)

Credit Default Swaps
Underlying Reference	Rating(4)	Maturity Date	Clearinghouse / Counterparty(1)	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(5)(3)	Value ($)(4)	Upfront Premium Received/ (Paid) ($)(2)	Unrealized Appreciation/ (Depreciation) ($)
Sell Protection
5- Year CDX N.A. HY Series 43	NR	Dec 2029	ICE	5%	Quarterly	620,000	4,044	0	4,044

(1)Swaps with Intercontinental Exchange (ICE) are centrally cleared swaps.

(2)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(3)Notional amount is stated in U.S. Dollars unless otherwise noted.

(4)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(5)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Currency Abbreviations
EUR	-	European Monetary Unit (Euro)
GBP	-	United Kingdom Pound
USD	-	United States Dollar

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $12,553,718 or 12.1% of net assets.

(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(g)	A coupon rate of 0% signifies an unsettled loan. The coupon rate will be determined upon settlement of the loan after period end.
(h)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $7,133 and $6,887, respectively.

(i)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $7,437 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(j)	Level 3 security
(k)	Non-income producing
(l)	Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(m)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(n)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $4,520,259 or 4.4% of net assets.

(o)	A portion of the security sold on a delayed delivery basis.
(p)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(q)	Security is perpetual in nature with no stated maturity date.
(r)	Includes $45,322 of cash collateral segregated to cover margin requirements for centrally cleared swaps.
(s)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(t)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $56,036.
(u)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each lock-up table restriction is as follows:
Security	Restriction Expiration Date
New Fortress Energy Inc	2025-05-22

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	8,628,666	12,839,910	12,519,844	92,240	-	-	8,948,732	0.0%
Total	8,628,666	12,839,910	12,519,844	92,240	-	-	8,948,732

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations, Bank Loan Obligations, Convertible Corporate Bonds, Foreign Government and Government Agency Obligations, Non-Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset-Backed Securities, Commercial Mortgage Securities and U.S. Government Agency - Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Credit Risk - Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

Foreign Exchange Risk - Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Forward Foreign Currency Contracts: Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into.

The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Credit Default Swaps: Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs. For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index. Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/ performance risk.

Open swaps at period end are included in the Schedule of Investments under the caption Credit Default Swaps, Interest Rate Swaps and/or Total Return Swaps, as applicable.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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